Equity Investments - Equity Method Investments (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) investment	Dec. 31, 2018 USD ($) investment	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	$ 2,412,268	$ 2,276,673	$ 1,524,214
Colony Credit
Schedule of Equity Method Investments [Line Items]
Ownership percentage	36.40%	36.60%
Equity method investments (less than for 16 individual other investments)	$ 1,027,345	$ 1,037,754	0
NRE
Schedule of Equity Method Investments [Line Items]
Ownership percentage	11.30%	11.20%
Equity method investments (less than for 16 individual other investments)	$ 88,058	$ 87,696	73,578
RXR Realty
Schedule of Equity Method Investments [Line Items]
Ownership percentage	27.20%	27.20%
Equity method investments (less than for 16 individual other investments)	$ 100,386	$ 95,418	105,082
Preferred equity
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	221,183	219,913	440,704
ADC investments
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	502,023	481,477	331,268
Private funds and other
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	109,905	109,393	22,261
Private funds—carried interest
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	14,191	9,525	0
Other investment ventures
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	$ 171,046	$ 154,412	187,420
Number of equity method investments | investment	17	18
Individual other investment venture
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)		$ 66,000
Fair value option
Schedule of Equity Method Investments [Line Items]
Equity method investments (less than for 16 individual other investments)	$ 178,131	$ 81,085	$ 363,901
Amended And Restated NRE Management Agreement | NRE
Schedule of Equity Method Investments [Line Items]
Maximum stock purchase eligibility, percent	45.00%	45.00%
Shares owned in excess of threshold, threshold percent	25.00%	25.00%